Segmented Information - Schedule of Reconciliation for Adjusted EBIT to Consolidated Income Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Net income	$ 2,332	$ 2,244
Add (deduct):
Interest expense, net	93	70
Other expense, net	63	39
Income taxes	619	741
Adjusted EBIT	$ 3,107	$ 3,094